Supplemental Cash Flows Information - Supplemental Information Related to Consolidated and Combined Carve-Out Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non-cash investing and financing activities:
Payable to owner and affiliates converted to equity	$ 27,051	$ 25,664